JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Austria — 0.1%
Raiffeisen Bank International AG	49	963
Brazil — 4.8%
Atacadao SA *	1,329	2,173
B3 SA - Brasil Bolsa Balcao	3,918	7,495
Banco Bradesco SA (Preference)	565	1,240
Banco BTG Pactual SA	546	3,135
Banco do Brasil SA	1,144	5,365
BB Seguridade Participacoes SA	141	875
Centrais Eletricas Brasileiras SA	543	3,792
Cia Energetica de Minas Gerais (Preference)	517	997
Gerdau SA (Preference)	1,378	4,450
Itau Unibanco Holding SA (Preference)	1,128	6,776
Itausa SA (Preference)	2,357	4,218
Localiza Rent a Car SA	494	3,819
Lojas Renner SA	720	1,686
MercadoLibre, Inc. *	1	1,367
NU Holdings Ltd., Class A *	86	1,046
Petroleo Brasileiro SA (Preference)	3,106	20,460
Porto Seguro SA	169	916
Raia Drogasil SA	899	4,412
Suzano SA	481	4,553
TIM SA, ADR	231	3,556
TOTVS SA	372	1,833
Vale SA, ADR	1,136	12,322
WEG SA	532	4,755
		101,241
Chile — 0.2%
Banco Santander Chile, ADR	250	5,015
China — 23.5%
Agricultural Bank of China Ltd., Class H	2,382	1,066
Alibaba Group Holding Ltd.	4,792	47,153
Aluminum Corp. of China Ltd., Class H	3,140	1,758
Amoy Diagnostics Co. Ltd., Class A	197	516
Anker Innovations Technology Co. Ltd., Class A	252	1,899
ANTA Sports Products Ltd.	255	2,286
Baidu, Inc., ADR *	63	5,570
Baidu, Inc., Class A *	54	603
Bank of China Ltd., Class H	16,917	7,533
Bank of Hangzhou Co. Ltd., Class A	575	1,071
BeiGene Ltd. *	77	982
BOE Technology Group Co. Ltd., Class A	1,626	888
BYD Co. Ltd., Class H	238	7,046
BYD Electronic International Co. Ltd.	107	416
CGN Power Co. Ltd., Class H (a)	3,277	1,338
Chacha Food Co. Ltd., Class A	296	1,085
China Construction Bank Corp., Class H	32,653	22,801

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Life Insurance Co. Ltd., Class H	2,721	3,775
China Longyuan Power Group Corp. Ltd., Class H	941	844
China Merchants Bank Co. Ltd., Class A	297	1,343
China Merchants Bank Co. Ltd., Class H	2,201	9,123
China Oilfield Services Ltd., Class H	1,890	1,665
China Overseas Land & Investment Ltd.	1,864	3,013
China Pacific Insurance Group Co. Ltd., Class H	1,616	4,295
China Petroleum & Chemical Corp., Class H	6,712	4,302
China Resources Gas Group Ltd.	2,031	6,893
China Resources Land Ltd.	1,208	3,611
China Resources Mixc Lifestyle Services Ltd. (a)	703	1,970
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	370	2,117
China Shenhua Energy Co. Ltd., Class H	321	1,335
China Yangtze Power Co. Ltd., Class A	1,865	7,709
Chongqing Brewery Co. Ltd., Class A	150	1,290
Contemporary Amperex Technology Co. Ltd., Class A	114	2,933
COSCO SHIPPING Holdings Co. Ltd., Class A	1,211	2,206
CSPC Pharmaceutical Group Ltd.	4,830	3,593
ENN Energy Holdings Ltd.	464	3,244
Flat Glass Group Co. Ltd., Class H (b)	700	1,016
Foxconn Industrial Internet Co. Ltd., Class A *	1,033	3,473
Full Truck Alliance Co. Ltd., ADR	263	1,997
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,039	5,425
Ganfeng Lithium Group Co. Ltd. (a)	199	419
Gree Electric Appliances, Inc. of Zhuhai, Class A	527	2,923
GRG Banking Equipment Co. Ltd., Class A	556	776
H World Group Ltd., ADR	21	616
H World Group Ltd.	1,496	4,499
Haier Smart Home Co. Ltd., Class H	2,629	8,595
Hongfa Technology Co. Ltd., Class A	755	2,863
Huaibei Mining Holdings Co. Ltd., Class A	1,006	2,077
Huayu Automotive Systems Co. Ltd., Class A	910	1,964
Industrial & Commercial Bank of China Ltd., Class H	18,168	10,065
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,295	4,500
iQIYI, Inc., ADR *	684	2,278
Jason Furniture Hangzhou Co. Ltd., Class A	377	1,324
JD.com, Inc., Class A	789	10,407
Jiangsu Expressway Co. Ltd., Class H	1,190	1,132
Jiangsu Hengli Hydraulic Co. Ltd., Class A	163	1,035
Kanzhun Ltd., ADR	141	1,911
KE Holdings, Inc., ADR	311	4,307
Kuaishou Technology * (a)	281	1,573
Kweichow Moutai Co. Ltd., Class A	28	5,528
Lenovo Group Ltd.	2,596	3,362
Luzhou Laojiao Co. Ltd., Class A	47	851
Meituan * (a)	1,387	19,211
Midea Group Co. Ltd., Class A	435	3,835

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Montage Technology Co. Ltd., Class A	542	4,474
NetEase, Inc.	723	13,340
Oppein Home Group, Inc., Class A	70	440
PDD Holdings, Inc., ADR *	185	23,815
PetroChina Co. Ltd., Class H	7,982	6,931
PICC Property & Casualty Co. Ltd., Class H	3,764	4,936
Ping An Insurance Group Co. of China Ltd., Class H	3,114	13,525
Shanghai Baosight Software Co. Ltd., Class A	112	500
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	121	4,321
Shenzhou International Group Holdings Ltd.	278	2,357
Silergy Corp.	149	2,060
Sinopharm Group Co. Ltd., Class H	1,100	2,581
Sunny Optical Technology Group Co. Ltd.	377	2,114
Sunresin New Materials Co. Ltd., Class A	104	569
Tencent Holdings Ltd.	1,940	89,519
Tencent Music Entertainment Group, ADR	210	2,982
Tingyi Cayman Islands Holding Corp.	1,070	1,305
Tongwei Co. Ltd., Class A	333	835
Trip.com Group Ltd., ADR *	44	1,886
Trip.com Group Ltd. *	74	3,155
Vipshop Holdings Ltd., ADR	172	2,341
Wanhua Chemical Group Co. Ltd., Class A	131	1,412
Weichai Power Co. Ltd., Class H	1,125	1,800
Wuliangye Yibin Co. Ltd., Class A	178	3,121
Xiaomi Corp., Class B * (a)	1,767	3,794
Xinyi Solar Holdings Ltd.	2,228	1,057
XPeng, Inc., ADR *	119	956
XPeng, Inc., Class A *	97	391
Yifeng Pharmacy Chain Co. Ltd., Class A	210	610
Yum China Holdings, Inc.	183	5,520
Yum China Holdings, Inc.	48	1,438
Zhejiang Dingli Machinery Co. Ltd., Class A	392	2,853
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	229	947
Zhejiang Weixing New Building Materials Co. Ltd., Class A	816	1,583
Zhuzhou CRRC Times Electric Co. Ltd., Class H	441	1,628
Zijin Mining Group Co. Ltd., Class H	3,278	6,649
ZTO Express Cayman, Inc.	112	2,139
		497,118
Colombia — 0.2%
Bancolombia SA, ADR	68	2,266
Ecopetrol SA, ADR (b)	213	2,279
		4,545
Czech Republic — 0.1%
Komercni Banka A/S	77	2,644
Greece — 0.7%
Alpha Services and Holdings SA	553	1,021

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — continued
Hellenic Telecommunications Organization SA	326	5,355
Metlen Energy & Metals SA	47	1,851
National Bank of Greece SA	252	2,212
OPAP SA	152	2,657
Piraeus Financial Holdings SA	243	1,026
Public Power Corp. SA	81	1,032
		15,154
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	173	2,216
Hungary — 0.5%
MOL Hungarian Oil & Gas plc	239	1,862
OTP Bank Nyrt.	142	7,296
Richter Gedeon Nyrt.	36	1,024
		10,182
India — 19.1%
Aarti Industries Ltd.	262	2,350
Apollo Hospitals Enterprise Ltd.	28	2,257
Ashok Leyland Ltd.	430	1,324
Asian Paints Ltd.	25	915
Aurobindo Pharma Ltd.	129	2,213
Axis Bank Ltd.	731	10,214
Bajaj Auto Ltd.	18	2,085
Bajaj Finance Ltd.	77	6,271
Bank of Baroda	651	1,977
Bharat Electronics Ltd.	2,011	7,610
Bharat Petroleum Corp. Ltd.	363	1,524
Bharti Airtel Ltd.	431	7,698
Biocon Ltd.	589	2,554
Britannia Industries Ltd. *	94	6,482
Canara Bank	615	846
Cholamandalam Investment and Finance Co. Ltd.	247	4,192
Cipla Ltd. *	122	2,252
Coal India Ltd.	397	2,480
Colgate-Palmolive India Ltd.	31	1,252
Computer Age Management Services Ltd.	47	2,529
Crompton Greaves Consumer Electricals Ltd.	431	2,327
Cummins India Ltd.	54	2,513
Dabur India Ltd.	164	1,251
Delhivery Ltd. *	144	696
DLF Ltd.	103	1,093
Dr Reddy's Laboratories Ltd.	99	7,978
Eicher Motors Ltd.	76	4,505
GAIL India Ltd.	1,449	4,178
Godrej Properties Ltd. *	24	911
Havells India Ltd.	46	1,009
HCL Technologies Ltd.	355	6,977

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
HDFC Bank Ltd., ADR	2	92
HDFC Bank Ltd.	1,049	20,281
HDFC Life Insurance Co. Ltd. (a)	277	2,369
Hindalco Industries Ltd.	635	5,091
Hindustan Aeronautics Ltd. (a)	40	2,368
Hindustan Petroleum Corp. Ltd.	338	1,591
Hindustan Unilever Ltd.	294	9,523
ICICI Bank Ltd.	1,679	24,480
Indian Oil Corp. Ltd.	677	1,475
Infosys Ltd., ADR (b)	1,113	24,625
InterGlobe Aviation Ltd. * (a)	85	4,559
ITC Ltd.	1,465	8,686
Jindal Steel & Power Ltd.	36	424
Kotak Mahindra Bank Ltd.	542	11,733
Larsen & Toubro Ltd.	143	6,549
Lupin Ltd.	53	1,204
Mahindra & Mahindra Ltd.	349	12,136
MakeMyTrip Ltd. *	24	2,260
Maruti Suzuki India Ltd.	76	11,922
Max Healthcare Institute Ltd.	186	2,052
Nestle India Ltd.	34	1,002
NMDC Ltd.	2,191	6,344
NTPC Ltd.	1,207	6,010
Oil & Natural Gas Corp. Ltd.	827	3,304
Petronet LNG Ltd.	816	3,600
Power Finance Corp. Ltd.	211	1,411
Power Grid Corp. of India Ltd.	1,082	4,508
Praj Industries Ltd.	327	2,761
REC Ltd.	650	5,022
Reliance Industries Ltd.	968	34,886
Samvardhana Motherson International Ltd.	762	1,793
Shree Cement Ltd.	10	3,184
Shriram Finance Ltd.	169	5,943
State Bank of India	487	5,093
Sun Pharmaceutical Industries Ltd.	51	1,051
Supreme Industries Ltd.	35	2,254
Syngene International Ltd. (a)	128	1,235
Tata Consultancy Services Ltd.	340	17,856
Tata Motors Ltd.	981	13,585
Tata Power Co. Ltd. (The)	810	4,401
Tata Steel Ltd.	3,227	6,389
Trent Ltd.	43	3,001
UltraTech Cement Ltd.	24	3,451
Vedanta Ltd.	1,007	5,431
WNS Holdings Ltd. *	32	1,880
Zomato Ltd. *	503	1,384
		402,662

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Indonesia — 1.8%
Bank Central Asia Tbk. PT	23,212	14,668
Bank Mandiri Persero Tbk. PT	13,044	5,145
Bank Rakyat Indonesia Persero Tbk. PT	32,374	9,315
Telkom Indonesia Persero Tbk. PT	31,457	5,587
United Tractors Tbk. PT	2,532	4,017
		38,732
Kuwait — 0.2%
National Bank of Kuwait SAKP	1,372	4,068
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,171	6,744
Malayan Banking Bhd.	1,172	2,607
Petronas Chemicals Group Bhd.	2,121	2,679
Public Bank Bhd.	3,962	3,632
YTL Power International Bhd.	979	995
		16,657
Mexico — 2.7%
Alfa SAB de CV, Class A	1,260	721
Alsea SAB de CV	625	1,880
America Movil SAB de CV	5,843	4,883
Arca Continental SAB de CV	98	964
Cemex SAB de CV, ADR	344	2,209
Cemex SAB de CV	5,522	3,545
Coca-Cola Femsa SAB de CV	206	1,865
Fomento Economico Mexicano SAB de CV	489	5,398
Grupo Aeroportuario del Sureste SAB de CV, Class B	180	5,406
Grupo Financiero Banorte SAB de CV, Class O	1,100	8,263
Grupo Mexico SAB de CV	1,532	8,613
Kimberly-Clark de Mexico SAB de CV, Class A	1,317	2,346
Regional SAB de CV	351	2,545
Southern Copper Corp. (b)	6	603
Wal-Mart de Mexico SAB de CV	2,417	8,042
		57,283
Panama — 0.1%
Copa Holdings SA, Class A	19	1,707
Peru — 0.4%
Credicorp Ltd.	52	8,788
Philippines — 0.3%
Ayala Land, Inc.	3,819	1,934
Bank of the Philippine Islands	479	995
BDO Unibank, Inc.	847	1,991
SM Investments Corp.	137	2,140
		7,060
Poland — 0.6%
Bank Polska Kasa Opieki SA	22	900

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — continued
Dino Polska SA * (a)	51	4,538
Powszechna Kasa Oszczednosci Bank Polski SA	208	3,089
Powszechny Zaklad Ubezpieczen SA	307	3,763
		12,290
Qatar — 0.6%
Industries Qatar QSC	1,050	3,780
Ooredoo QPSC	330	946
Qatar National Bank QPSC	2,102	8,815
		13,541
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	257
GMK Norilskiy Nickel PAO, ADR ‡ *	—	—
GMK Norilskiy Nickel PAO ‡	4,097	193
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	36
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC ‡	833	61
Sberbank of Russia PJSC ‡	3,172	97
Severstal PAO, GDR ‡ * (a)	329	105
		799
Saudi Arabia — 3.6%
Al Rajhi Bank	750	17,096
Alinma Bank	687	5,933
Almarai Co. JSC	181	2,921
Dr Sulaiman Al Habib Medical Services Group Co.	12	938
Etihad Etisalat Co.	319	4,425
Mouwasat Medical Services Co.	31	984
SABIC Agri-Nutrients Co.	61	1,931
Saudi Arabian Mining Co. *	82	938
Saudi Arabian Oil Co. (a)	1,065	7,835
Saudi Awwal Bank	207	2,167
Saudi Basic Industries Corp.	379	7,963
Saudi National Bank (The)	1,304	13,173
Saudi Telecom Co.	821	8,439
Saudia Dairy & Foodstuff Co.	11	969
		75,712
South Africa — 3.1%
Absa Group Ltd.	423	3,709
Aspen Pharmacare Holdings Ltd.	84	1,164
Bid Corp. Ltd.	254	6,326
Bidvest Group Ltd. (The)	381	5,729
Capitec Bank Holdings Ltd.	33	5,085
Clicks Group Ltd.	355	6,904
Discovery Ltd.	83	652
FirstRand Ltd.	2,077	9,334
Gold Fields Ltd.	214	3,727

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Impala Platinum Holdings Ltd.	135	693
Naspers Ltd., Class N	47	9,019
Shoprite Holdings Ltd.	285	4,776
Standard Bank Group Ltd.	605	7,373
		64,491
South Korea — 12.8%
Celltrion, Inc.	11	1,652
Coway Co. Ltd.	71	3,236
Doosan Bobcat, Inc.	25	770
Doosan Enerbility Co. Ltd. *	79	1,085
Hana Financial Group, Inc.	165	7,818
Hankook Tire & Technology Co. Ltd.	61	2,005
Hanwha Aerospace Co. Ltd.	13	2,693
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	17	2,567
HL Mando Co. Ltd.	47	1,352
Hugel, Inc. *	13	2,335
Hyundai Glovis Co. Ltd.	116	10,335
Hyundai Marine & Fire Insurance Co. Ltd.	73	1,921
Hyundai Mobis Co. Ltd.	36	5,888
Hyundai Motor Co.	69	12,520
KakaoBank Corp.	117	1,843
KB Financial Group, Inc.	113	7,279
Kia Corp.	121	9,960
KIWOOM Securities Co. Ltd.	26	2,567
Korea Investment Holdings Co. Ltd.	19	1,016
Korean Air Lines Co. Ltd.	163	2,534
Kumho Petrochemical Co. Ltd.	11	1,125
LG Chem Ltd.	21	4,764
LG Energy Solution Ltd. *	3	601
NAVER Corp.	51	6,486
NCSoft Corp.	4	498
Orion Corp.	14	876
POSCO Holdings, Inc.	9	2,263
Samsung Biologics Co. Ltd. * (a)	10	6,689
Samsung C&T Corp.	44	4,962
Samsung E&A Co. Ltd. *	140	2,918
Samsung Electro-Mechanics Co. Ltd.	19	2,207
Samsung Electronics Co. Ltd.	1,588	97,938
Samsung Fire & Marine Insurance Co. Ltd.	15	4,082
Samsung Heavy Industries Co. Ltd. *	296	2,539
Samsung Life Insurance Co. Ltd.	31	2,197
Samsung Securities Co. Ltd.	31	1,028
Shinhan Financial Group Co. Ltd.	127	5,599
SK Hynix, Inc.	187	26,819
SK Telecom Co. Ltd.	151	5,964
SK, Inc.	15	1,588
SM Entertainment Co. Ltd.	34	1,768

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
S-Oil Corp.	77	3,803
Soulbrain Co. Ltd.	10	1,929
		270,019
Taiwan — 18.1%
Accton Technology Corp.	145	2,273
Acer, Inc.	1,051	1,419
Advantech Co. Ltd.	55	583
ASE Technology Holding Co. Ltd.	890	4,154
Asustek Computer, Inc.	170	2,384
AUO Corp.	3,225	1,761
Cathay Financial Holding Co. Ltd.	1,310	2,508
Chailease Holding Co. Ltd.	1,080	5,037
Chunghwa Telecom Co. Ltd.	953	3,531
CTBC Financial Holding Co. Ltd.	9,265	10,056
Delta Electronics, Inc.	543	6,981
E.Sun Financial Holding Co. Ltd.	7,748	6,277
Elite Material Co. Ltd.	140	1,902
eMemory Technology, Inc.	17	1,208
Eva Airways Corp.	2,023	2,132
Evergreen Marine Corp. Taiwan Ltd.	465	2,415
Fubon Financial Holding Co. Ltd.	3,836	10,389
Gigabyte Technology Co. Ltd.	74	598
Hon Hai Precision Industry Co. Ltd.	2,615	16,043
Largan Precision Co. Ltd.	91	7,895
MediaTek, Inc.	381	14,510
Mega Financial Holding Co. Ltd.	3,210	4,233
Nan Ya Plastics Corp.	673	1,030
Nien Made Enterprise Co. Ltd.	238	2,891
Novatek Microelectronics Corp.	43	693
Parade Technologies Ltd.	71	1,607
Pegatron Corp.	674	2,083
Pou Chen Corp.	980	1,082
President Chain Store Corp.	453	3,837
Quanta Computer, Inc.	1,378	11,739
Realtek Semiconductor Corp.	455	7,178
Taiwan Mobile Co. Ltd.	1,492	4,800
Taiwan Semiconductor Manufacturing Co. Ltd.	7,038	205,311
TCC Group Holdings Co. Ltd.	1,008	1,066
Tong Yang Industry Co. Ltd.	246	700
Uni-President Enterprises Corp.	2,935	7,543
United Microelectronics Corp.	3,069	4,889
Vanguard International Semiconductor Corp.	937	3,340
Wistron Corp.	584	1,759
Wiwynn Corp.	50	3,156

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Yageo Corp.	107	2,609
Yuanta Financial Holding Co. Ltd.	7,131	7,154
		382,756
Thailand — 1.6%
Bangkok Dusit Medical Services PCL, Class F	8,266	6,087
Bumrungrad Hospital PCL	153	1,057
CP ALL PCL	1,036	1,678
Indorama Ventures PCL	1,984	1,077
Kasikornbank PCL	928	3,436
PTT Exploration & Production PCL	1,347	5,545
PTT Global Chemical PCL	2,204	1,652
PTT PCL	3,423	3,049
SCB X PCL	935	2,702
Siam Cement PCL (The) (Registered)	567	3,497
Thai Oil PCL	2,909	4,120
		33,900
Turkey — 1.1%
BIM Birlesik Magazalar A/S	359	6,788
Ford Otomotiv Sanayi A/S	54	1,635
KOC Holding A/S	751	4,876
Turk Hava Yollari AO *	516	4,505
Turkiye Petrol Rafinerileri A/S	361	1,780
Yapi ve Kredi Bankasi A/S	4,282	3,905
		23,489
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	419	1,015
Aldar Properties PJSC	1,364	2,745
Dubai Islamic Bank PJSC	2,202	3,506
Emaar Properties PJSC	4,231	9,942
Emirates NBD Bank PJSC	1,074	5,583
Emirates Telecommunications Group Co. PJSC	880	3,923
First Abu Dhabi Bank PJSC	670	2,380
		29,094
United Kingdom — 0.2%
Anglogold Ashanti plc	117	3,365
United States — 0.1%
Genpact Ltd.	40	1,407
Globant SA *	7	1,300
		2,707
Total Common Stocks (Cost $1,818,293)		2,088,198
Short-Term Investments — 1.1%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (c) (d)(Cost $611)	611	611

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	18,478	18,480
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	3,014	3,014
Total Investment of Cash Collateral from Securities Loaned (Cost $21,492)		21,494
Total Short-Term Investments (Cost $22,103)		22,105
Total Investments — 99.9% (Cost $1,840,396)		2,110,303
Other Assets Less Liabilities — 0.1%		3,169
NET ASSETS — 100.0%		2,113,472

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $20,582.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.6%
Semiconductors & Semiconductor Equipment	13.3
Technology Hardware, Storage & Peripherals	6.2
Oil, Gas & Consumable Fuels	5.5
Interactive Media & Services	5.0
Broadline Retail	4.5
Automobiles	3.6
Metals & Mining	3.4
Insurance	2.7
IT Services	2.4
Consumer Staples Distribution & Retail	2.4
Electronic Equipment, Instruments & Components	2.2
Hotels, Restaurants & Leisure	2.1
Chemicals	1.5
Wireless Telecommunication Services	1.5
Real Estate Management & Development	1.4
Financial Services	1.3
Diversified Telecommunication Services	1.3
Food Products	1.3
Industrial Conglomerates	1.2
Household Durables	1.2
Pharmaceuticals	1.1
Entertainment	1.0
Others (each less than 1.0%)	15.3
Short-Term Investments	1.0
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	194	09/20/2024	USD	10,637	82

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$963	$—	$963
Brazil	101,241	—	—	101,241
Chile	5,015	—	—	5,015
China	68,557	428,561	—	497,118
Colombia	4,545	—	—	4,545
Czech Republic	—	2,644	—	2,644
Greece	4,869	10,285	—	15,154
Hong Kong	—	2,216	—	2,216
Hungary	2,886	7,296	—	10,182
India	28,857	373,805	—	402,662
Indonesia	18,685	20,047	—	38,732
Kuwait	—	4,068	—	4,068
Malaysia	2,607	14,050	—	16,657
Mexico	57,283	—	—	57,283
Panama	1,707	—	—	1,707
Peru	8,788	—	—	8,788
Philippines	995	6,065	—	7,060
Poland	4,538	7,752	—	12,290
Qatar	946	12,595	—	13,541
Russia	—	—	799	799
Saudi Arabia	8,901	66,811	—	75,712
South Africa	27,774	36,717	—	64,491
South Korea	—	270,019	—	270,019
Taiwan	—	382,756	—	382,756
Thailand	20,449	13,451	—	33,900
Turkey	23,489	—	—	23,489
United Arab Emirates	28,079	1,015	—	29,094
United Kingdom	—	3,365	—	3,365
United States	2,707	—	—	2,707
Total Common Stocks	422,918	1,664,481	799	2,088,198
Short-Term Investments
Investment Companies	611	—	—	611
Investment of Cash Collateral from Securities Loaned	21,494	—	—	21,494
Total Short-Term Investments	22,105	—	—	22,105
Total Investments in Securities	$445,023	$1,664,481	$799	$2,110,303
Appreciation in Other Financial Instruments
Futures Contracts	$82	$—	$—	$82
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$27,011	$478,828	$505,225	$— (c)	$(3)	$611	611	$1,163	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	2,984	88,000	72,500	(5)	1	18,480	18,478	525	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,215	47,725	45,926	—	—	3,014	3,014	88	—
Total	$31,210	$614,553	$623,651	$(5)	$(2)	$22,105		$1,776	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.